Financial Statements - Statements of changes in equity - EUR (€) € in Millions	Total	Capital	Share premium (*)	Equity instruments issued other than capital	Other Equity	Retained earnings	Revaluation reserves	Other reserves	Treasury shares [Member]	Profit or loss attributable to owners of the parent Member	Interim dividends Member	Accumulated other Comprehensive Income [Member]	Non-Controlling interests- Valuation Adjustments	Non-Controlling interests- Rest	Total
Balance at beginning at Dec. 31, 2017		€ 3,267	€ 23,992	€ 0	€ 54	€ 25,474	€ 12	€ (44)	€ (96)	€ 3,519	€ (1,043)	€ (8,792)	€ (3,378)	€ 10,358	€ 53,323
Changes in Equity Abstract
Adjustments Of The First Application Of IFRS 9		0	0	0	0	(2,713)	0	9	0	0	0	1,756	850	(822)	(919)
Equity After Aplication Of IFRS 9		3,267	23,992	0	54	22,761	12	(34)	(96)	3,519	(1,043)	(7,036)	(2,528)	9,536	52,404
TOTAL RECOGNIZED INCOME/EXPENSES	€ 1,664	0	0	0	0	0	0	0	0	2,536	0	(672)	(726)	528	1,665
Changes in equity
Total Changes in Equity		0	0	0	(7)	325	(1)	(40)	(108)	(3,519)	873	1,096	540	(949)	(1,791)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(992)	0	(4)	0	0	(170)	0	0	(375)	(1,541)
Purchase of treasury shares		0	0	0	0	0	0	0	(887)	0	0	0	0	0	(887)
Sale or cancellation of treasury shares		0	0	0	0	2	0	0	779	0	0	0	0	0	781
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	1,411	(1)	(30)	0	(3,519)	1,043	1,096	540	(540)	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(18)	0	0	0	0	0	0	0	0	0	(18)
Other increases or (-) decreases in equity		0	0	0	11	(96)	0	(6)	0	0	0	0	0	(35)	(126)
Balance at the end at Jun. 30, 2018		3,267	23,992	0	47	23,086	11	(74)	(205)	2,536	(170)	(6,612)	(2,715)	9,115	52,278
Balance at beginning at Dec. 31, 2018	52,874	3,267	23,992	0	50	23,017	3	(57)	(296)	5,324	(975)	(7,215)	(3,236)	9,000	52,874
Changes in Equity Abstract
TOTAL RECOGNIZED INCOME/EXPENSES	2,918	0	0	0	0	0	0	0	0	2,442	0	293	(291)	475	2,918
Changes in equity
Total Changes in Equity		0	0	0	(7)	3,411	(1)	(37)	197	(5,324)	767	0	0	(108)	(1,103)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(1,060)	0	(3)	0	0	0	0	0	(138)	(1,201)
Purchase of treasury shares		0	0	0	0	0	0	0	(591)	0	0	0	0	0	(591)
Sale or cancellation of treasury shares		0	0	0	0	18	0	0	788	0	0	0	0	0	806
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	4,387	(1)	(37)	0	(5,324)	975	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(3)	0	0	0	0	0	0	0	0	0	(3)
Other increases or (-) decreases in equity		0	0	0	(4)	65	0	3	0	0	(208)	0	0	30	(113)
Balance at the end at Jun. 30, 2019	€ 54,690	€ 3,267	€ 23,992	€ 0	€ 43	€ 26,428	€ 1	€ (94)	€ (99)	€ 2,442	€ (208)	€ (6,923)	€ (3,527)	€ 9,366	€ 54,690